UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2016 (Unaudited)

Registered Investment Companies - 98.5%	Shares		Value ($)
Foreign Equity - 98.5%
Dreyfus Emerging Markets Fund, Cl. Y	2,609,475	[a]	22,859,002
Dreyfus International Equity Fund, Cl. Y	7,726,218	[a,b]	255,737,836
Dreyfus International Small Cap Fund, Cl. Y	4,192,862	[a]	55,806,995
Dreyfus/Newton International Equity Fund, Cl. Y	13,624,824	[a,b]	252,740,480
International Stock Fund, Cl. Y	16,912,355	[a,b]	262,310,621

Total Investments (cost $752,038,580)	98.5%		849,454,934
Cash and Receivables (Net)	1.5%		13,104,895
Net Assets	100.0%		862,559,829

[a] Investment in affiliated mutual fund.
[b] The fund’s investment in the Dreyfus International Equity Fund, Dreyfus/Newton International Equity Fund and the
International Stock Fund represents 29.6%, 29.3%, and 30.4%, respectively, of the fund’s total investments. All three funds seek to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Foreign	98.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	849,454,934	-	-	849,454,934

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized appreciation on investments was $97,416,354, consisting of $97,555,844 gross unrealized appreciation and $139,490 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
July 31, 2016 (Unaudited)

Common Stocks - 98.3%	Shares	Value ($)
Australia - 3.1%
APA Group	14,950	110,317
Sydney Airport	40,390	232,049
Transurban Group	45,432	433,646
		776,012
Brazil - 1.2%
CCR	24,800	143,259
Cia de Saneamento Basico do Estado de Sao Paulo	7,900	75,043
Equatorial Energia	4,900	83,918
		302,220
Canada - 9.0%
Canadian National Railway	11,570	733,465
Canadian Pacific Railway	1,130	169,295
Emera	1,960	73,077
Enbridge	14,160	582,494
Fortis	3,970	131,507
Pembina Pipeline	4,990	145,536
TransCanada	8,520	395,053
		2,230,427
Chile - .8%
Aguas Andinas, Cl. A	204,250	123,255
Enersis Americas	423,000	74,300
		197,555
China - .8%
Beijing Capital International Airport, Cl. H	104,000	119,973
ENN Energy Holdings	16,000	76,201
		196,174
France - .6%
Eutelsat Communications	3,440	68,381
Groupe Eurotunnel	6,711	69,732
		138,113
Hong Kong - 3.2%
China Merchants Holdings International	32,482	95,247
China Resources Gas Group	24,590	72,105
CLP Holdings	21,000	218,705
Guangdong Investment	57,713	88,521

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Hong Kong - 3.2% (continued)
MTR	11,500		65,071
Power Assets Holdings	26,000		254,524
			794,173
Italy - 2.8%
Atlantia	6,590		164,667
Infrastrutture Wireless Italiane	19,800	[a]	98,995
Snam	55,560		321,452
Terna Rete Elettrica Nazionale	21,370		116,353
			701,467
Japan - 8.6%
Central Japan Railway	2,450		461,499
Chubu Electric Power	18,200		269,250
East Japan Railway	7,500		697,187
Electric Power Development	4,300		99,920
Kansai Electric Power	28,700	[b]	269,012
Kyushu Electric Power	6,700	[b]	63,431
Tokyo Electric Power Co. Holdings	15,800	[b]	62,559
Tokyo Gas	50,000		215,122
			2,137,980
Mexico - 1.4%
Grupo Aeroportuario del Pacifico, Cl. B	9,300		91,428
Grupo Aeroportuario del Sureste, Cl. B	3,250		50,005
Infraestructura Energetica Nova	27,900		112,597
Promotora y Operadora de Infraestructura	8,700		101,658
			355,688
Singapore - .2%
Hutchison Port Holdings Trust	129,000		61,275
South Korea - 1.1%
Korea Electric Power	3,430		187,706
Korea Gas	2,118		79,982
			267,688
Spain - 1.7%
Abertis Infraestructuras	3,540		55,685
Aena	1,136	[a]	163,837
Enagas	6,480		197,562
			417,084
Switzerland - .3%
Flughafen Zuerich	333		62,429
United Kingdom - 5.0%
Centrica	35,080		111,935

Common Stocks - 98.3% (continued)	Shares		Value ($)
United Kingdom - 5.0% (continued)
Inmarsat	6,361		65,833
National Grid	60,730		870,442
Severn Trent	6,179		200,270
			1,248,480
United States - 58.5%
Alliant Energy	6,700		269,675
American Electric Power	11,810		818,433
American Tower	6,683	[c]	773,691
American Water Works	5,400		445,932
Atmos Energy	3,470		276,871
CMS Energy	9,850		445,023
Communications Sales & Leasing	2,985	[c]	92,774
Crown Castle International	4,564	[c]	442,845
CSX	17,250		488,693
Dominion Resources	7,190		560,964
DTE Energy	6,190		603,649
Duke Energy	4,700		402,273
Edison International	7,693		595,284
Eversource Energy	7,190		420,543
Exelon	15,490		577,467
ITC Holdings	3,450		159,563
Kansas City Southern	2,890		277,758
Kinder Morgan	29,770		605,224
NextEra Energy	10,080		1,293,163
NiSource	4,265		109,440
Norfolk Southern	2,610		234,326
ONEOK	2,830		126,756
PG&E	9,071		580,000
Pinnacle West Capital	3,690		291,030
PPL	8,910		335,996
Sempra Energy	3,900		436,332
Southern	12,731		681,109
Spectra Energy	9,040		325,169
Union Pacific	10,526		979,444
Westar Energy	2,000		111,140
Williams	9,890		237,063
Xcel Energy	12,490		549,310
			14,546,940
Total Common Stocks (cost $23,013,558)			24,433,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $54,219)	54,219 [d]	54,219
Total Investments (cost $23,067,777)	98.5%	24,487,924
Cash and Receivables (Net)	1.5%	375,411
Net Assets	100.0%	24,863,335

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$262,832 or 1.06% of net assets.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Electric	34.5
Transportation	29.7
Energy	24.7
Specialty	5.3
Infrastructure	3.4
Telecommunications Services	.7
Money Market Investment	.2
98.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	14,546,940	-		14,546,940
Equity Securities - Foreign Common
Stocks†	9,886,765	-	-	9,886,765
Mutual Funds	54,219	-	-	54,219
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(1,370)	-	(1,370)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency	Cost/		Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Deutsche Bank
Mexican New
Peso,
Expiring
8/1/2016	3,450,000	182,630	184,000	(1,370)
Gross Unrealized Depreciation				(1,370)

At July 31, 2016, accumulated net unrealized appreciation on investments was $1,420,147, consisting of $2,623,925 gross unrealized appreciation and $1,203,778 gross unrealized depreciation.

NOTES

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2016 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Australia - 6.0%
Dexus Property Group	623,580		4,629,888
Goodman Group	617,980		3,541,029
GPT Group	1,381,450		5,889,545
Investa Office Fund	497,300		1,730,883
Mirvac Group	4,158,460		6,952,467
Scentre Group	4,106,920		16,541,536
Stockland	1,641,870		6,288,586
Westfield	703,370		5,708,721
			51,282,655
Austria - .3%
BUWOG	91,290	[a]	2,213,740
Canada - 2.3%
Allied Properties Real Estate Investment Trust	100,710		3,056,049
Dream Office Real Estate Investment Trust	358,320		5,192,367
RioCan Real Estate Investment Trust	193,250		4,289,346
Smart Real Estate Investment Trust	248,790		7,338,033
			19,875,795
Finland - .2%
Citycon	754,320		1,885,695
France - 3.3%
Fonciere Des Regions	42,240		3,973,474
Klepierre	208,720		9,993,218
Unibail-Rodamco	50,720		13,957,994
			27,924,686
Germany - 4.0%
alstria office REIT	393,730	[a]	5,480,394
Deutsche Wohnen-BR	345,120		12,916,196
Vonovia	392,230		15,545,367
			33,941,957
Hong Kong - 7.1%
Cheung Kong Property Holdings	1,979,500		14,134,912
Hang Lung Properties	231,000		500,206
Henderson Land Development	425,700		2,534,974
Hongkong Land Holdings	935,500		5,987,200
Kerry Properties	301,000		822,489

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Hong Kong - 7.1% (continued)
Link REIT	1,578,500		11,780,154
New World Development	2,618,000		3,043,715
Sun Hung Kai Properties	1,059,000		15,151,191
Swire Properties	910,000		2,533,512
Wharf Holdings	563,000		3,878,680
			60,367,033
Japan - 10.5%
Activia Properties	620		3,250,845
Hulic	191,000		2,010,428
Invincible Investment	5,011		3,388,631
Japan Hotel REIT Investment	5,128		4,332,176
Japan Logistics Fund	744		1,746,342
Japan Rental Housing Investments	4,147		3,564,384
Japan Retail Fund Investment	1,982		4,895,026
Kenedix Office Investment	643		4,033,126
Kenedix Residential Investment	938		2,562,068
Kenedix Retail REIT	1,037		2,846,707
LaSalle Logiport REIT	1,304	[a]	1,363,618
Mitsubishi Estate	429,000		8,110,364
Mitsui Fudosan	870,000		19,214,436
Mori Hills REIT Investment	2,081		3,273,391
Nippon Building Fund	1,656		10,224,727
Nippon Prologis REIT	1,203		3,002,931
Orix JREIT	2,836		5,239,241
Sumitomo Realty & Development Co.	215,000		5,658,671
			88,717,112
Netherlands - .4%
Wereldhave	76,320		3,692,917
Norway - .5%
Entra	383,824	[b]	4,071,546
Singapore - 1.8%
Ascendas Real Estate Investment Trust	677,600		1,238,249
CapitaLand	1,272,000		3,007,563
CapitaLand Mall Trust	1,792,000		2,860,357
Frasers Logistics & Industrial Trust	2,789,000		2,059,454
Global Logistic Properties	1,194,500		1,706,174
Keppel REIT	3,334,981		2,649,179
Mapletree Commercial Trust	1,296,400		1,532,628
			15,053,604

Common Stocks - 99.2% (continued)	Shares	Value ($)
Spain - .5%
Inmobiliaria Colonial	570,062	4,508,490
Sweden - 1.1%
Hufvudstaden	234,540	3,916,766
Wihlborgs Fastigheter	241,620	5,356,470
		9,273,236
Switzerland - .9%
PSP Swiss Property	73,610	7,424,038
United Kingdom - 4.7%
Assura	4,675,092	3,641,201
British Land	778,630	6,914,515
Hammerson	465,072	3,431,414
Land Securities Group	800,927	11,596,270
Safestore Holdings	521,346	2,558,432
Shaftesbury	439,250	5,429,586
Tritax Big Box REIT	1,645,401	2,970,258
UNITE Group	353,930	2,967,372
		39,509,048
United States - 55.6%
American Homes 4 Rent, Cl. A	199,310	4,325,027
Apartment Investment & Management, Cl. A	208,420	9,581,067
AvalonBay Communities	97,830	18,162,139
Boston Properties	87,790	12,477,593
Camden Property Trust	120,710	10,814,409
Care Capital Properties	76,550	2,264,349
Columbia Property Trust	159,323	3,871,549
CubeSmart	214,920	6,385,273
CyrusOne	228,240	12,512,117
DDR	429,630	8,480,896
Digital Realty Trust	84,610	8,838,361
Douglas Emmett	125,920	4,789,997
Duke Realty	551,580	15,879,988
Education Realty Trust	109,025	5,248,464
Empire State Realty Trust, Cl. A	360,541	7,567,756
Equity One	386,290	12,851,868
Equity Residential	187,870	12,773,281
Essex Property Trust	37,360	8,737,757
General Growth Properties	306,650	9,797,468
HCP	369,710	14,503,723
Healthcare Trust of America, Cl. A	236,310	8,046,356
Highwoods Properties	200,930	11,195,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares	Value ($)
United States - 55.6% (continued)
Host Hotels & Resorts	801,730	14,222,690
Hudson Pacific Properties	191,740	6,482,729
Kimco Realty	333,770	10,714,017
Liberty Property Trust	207,880	8,602,074
Macerich	107,610	9,603,116
National Retail Properties	171,260	9,104,182
Prologis	251,050	13,679,714
PS Business Parks	33,990	3,769,151
Public Storage	92,440	22,085,765
QTS Realty Trust, Cl. A	57,310	3,280,998
Regency Centers	59,630	5,064,376
Simon Property Group	246,700	56,010,768
Sovran Self Storage	41,430	4,241,189
Spirit Realty Capital	278,690	3,809,692
STORE Capital	428,580	13,367,410
Sunstone Hotel Investors	448,090	5,959,597
Urban Edge Properties	57,100	1,707,861
Ventas	153,360	11,679,898
VEREIT	388,340	4,295,040
Vornado Realty Trust	136,690	14,680,506
Washington Real Estate Investment Trust	114,720	3,933,749
Weingarten Realty Investors	255,740	11,045,411
Welltower	324,131	25,713,312
		472,158,503
Total Common Stocks (cost $674,116,113)		841,900,055
Other Investment - .6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,636,872)	5,636,872 [c]	5,636,872
Total Investments (cost $679,752,985)	99.8%	847,536,927
Cash and Receivables (Net)	.2%	1,386,996
Net Assets	100.0%	848,923,923
BR—Bearer Certificate
REIT—Real Estate Investment Trust

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$4,071,546 or .48% of net assets.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Diversified	18.1
Retail	8.4
Multifamily	8.3
Health Care	7.8
Regional Malls	7.8
Shopping Centers	7.6
Industrial	6.7
Office	5.6
Self Storage	4.2
Office Infill	4.0
Residential	3.4
Real Estate Services	3.3
Freestanding	3.1
Hotel	2.9
Specialty	2.5
Office Suburban	1.9
Regional Malls	1.1
Alternate Housing	1.1
Money Market Investment	.6
Specialty	.5
Office Suburban	.5
Office	.4
99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	472,158,503	-		472,158,503
Equity Securities - Foreign Common
Stocks†	369,741,552	-	-	369,741,552
Mutual Funds	5,636,872	-	-	5,636,872
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	33	-	33

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

 Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency	Cost		Unrealized
Contracts	Amounts	($)	Value ($)	Appreciation ($)
Purchases:
Northern Trust Bank
Hong Kong
Dollars
Expiring
8/2/2016	4,000,000	515,537	515,570	33
Gross Unrealized Appreciation				33

At July 31, 2016, accumulated net unrealized appreciation on investments was $167,783,942, consisting of $174,196,952 gross unrealized appreciation and $6,413,010 gross unrealized depreciation.

NOTES

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)